Segment Information	6 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 23 – SEGMENT INFORMATION

Operating segments are reported in a manner consistent with the internal reporting provided to the management for decision making. Management has identified five operating segments which are installation and maintenance, housekeeping, senior care services, sales of pharmaceutical products, and educational consulting services. Operations for senior care services began in August 2019. The Company started generating revenue from this new segment in August 2019. Segments of sales of pharmaceutical products and educational consulting services were acquired from business combination during the six months ended December 31, 2022.These operating segments are monitored and strategic decisions are made on the basis of segmental profit margins. Segment profit is defined as net sales reduced by cost of revenues and other related operating expenses. The results are shown as follows for the six months ended December 31, 2022 and 2021:

	For the six months ended December 31,
Revenues	2022	2021
Installation and maintenance	$24,301,679	$21,979,399
Housekeeping	8,990,258	8,009,015
Senior care services	3,557,245	4,091,068
Sales of pharmaceutical products	1,380,344	-
Educational consulting services	647,441	-
Total	$38,876,968	$34,079,482

	For the six months ended December 31,
Gross Profit	2022	2021
Installation and maintenance	$8,226,464	$7,286,334
Housekeeping	1,227,427	1,321,638
Senior care services	1,381,314	2,063,431
Sales of pharmaceutical products	128,938	-
Educational consulting services	173,943	-
Total	$11,138,086	$10,671,403

Current Assets	December 31, 2022	June 30, 2022
Installation and maintenance	$-	$-
Housekeeping	1,202,230	-
Senior care services	-	-
Sales of pharmaceutical products	5,852,374	-
Educational consulting services	922,887	-
Unallocated current assets	68,323,663	66,996,451
Total	$76,301,154	$66,996,451

Non-current Assets	December 31, 2022	June 30, 2022
Installation and maintenance	$-	$-
Housekeeping	2,407,814	-
Senior care services	5,512,272	4,301,543
Sales of pharmaceutical products	11,801,444	-
Educational consulting services	5,146,418	-
Unallocated non-current assets	9,129,953	9,194,315
Total	$33,997,901	$13,495,858

On account of the Company’s business model, assets, operating expense, profit or loss, liabilities and other material items could not be separated into each operating segment. As the Company’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.